Contingent assets, liabilities and other contractual obligations (Details) kr in Millions, $ in Millions	Sep. 30, 2020 USD ($)	Sep. 30, 2020 DKK (kr)	Sep. 30, 2019 DKK (kr)
Contractual obligations:
Committed inventory purchase orders		kr 21.1	kr 0.0
With in 1 year
Contractual obligations:
Contractual obligations		251.1
Later than one year but not later than two years
Contractual obligations:
Contractual obligations		83.9
Later than two year but not later than three years
Contractual obligations:
Contractual obligations		kr 167.2
Sanofi
Contractual obligations:
Estimated effect of potential milestone | $	$ 15.0